INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2019	2018

Raw materials	$5,232	$4,762
Work in progress	1,271	1,952
Finished products	6,102	7,149

	$12,605	$13,863